Schedule of Allowance for Contract Assets (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Contract Assetsliabilities
Balance at beginning of the year
Addition	115,558	154,077	396,528
Write-off	(115,558)	(154,077)	(396,528)
Balance at end of the year